UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Donahue, Jr.
Title:    Manager
Phone:    (212) 418-1700


Signature, Place and Date of Signing:


/s/ Robert M. Donahue, Jr.           New York, NY             February 14, 2007
--------------------------      --------------------      ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $210,540
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1                                               Quadrangle Equity Investors Ltd


                                               FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION      MGRS  SOLE     SHARED  NONE
--------------                 --------        -----      -------   -------   --- ----   ----------      ----  ----     ------  ----
BLOCKBUSTER INC                CL A            093679108   3,263      616,800 SH           Sole                   616,800
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW        G20045202  10,794      154,200 SH           Sole                   154,200
CHARTER COMMUNICATIONS INC D   CL A            16117M107   4,682    1,530,000 SH           Sole                 1,530,000
CNET NETWORKS INC              COM             12613R104   2,954      325,000 SH           Sole                   325,000
COMCAST CORP NEW               CL A            20030N101   8,703      205,600 SH           Sole                   205,600
CTC MEDIA INC                  COM             12642X106   8,404      350,000 SH           Sole                   350,000
DISCOVERY HOLDING CO           CL A COM        25468Y107   8,914      554,000 SH           Sole                   554,000
EARTHLINK INC                  COM             270321102   2,555      359,800 SH           Sole                   359,800
EBAY INC                       COM             278642103  11,589      385,400 SH           Sole                   385,400
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109  10,237      154,200 SH           Sole                   154,200
GETTY IMAGES INC               COM             374276103   4,402      102,800 SH           Sole                   102,800
GOOGLE INC                     CL A            38259P508   9,578       20,800 SH           Sole                    20,800
LEVEL 3 COMMUNICATIONS INC     COM             52729N100   4,480      800,000 SH           Sole                   800,000
LIBERTY GLOBAL INC             COM SER B       530555200   1,873       63,800 SH           Sole                    63,800
LIBERTY GLOBAL INC             COM SER C       530555309  22,786      813,800 SH           Sole                   813,800
LIBERTY MEDIA HLDG CORP        CAP COM SER A   53071M302  15,442      157,600 SH           Sole                   157,600
MDC PARTNERS INC               CL A SUB VTG    552697104   5,061      683,900 SH           Sole                   683,900
MONSTER WORLDWIDE INC          COM             611742107  10,788      231,300 SH           Sole                   231,300
NII HLDGS INC                  CL B NEW        62913F201   7,804      121,100 SH           Sole                   121,100
NTL INC DEL                    COM             62941W101  20,192      800,000 SH           Sole                   800,000
OPENTV CORP                    CL A            G67543101   1,127      485,900 SH           Sole                   485,900
PROQUEST COMPANY               COM             74346P102   9,405      900,000 SH           Sole                   900,000
RADIO ONE INC                  CL D NON VTG    75040P405   9,099    1,350,000 SH           Sole                 1,350,000
TIME WARNER TELECOM INC        CL A            887319101   7,972      400,000 SH           Sole                   400,000
VIACOM INC NEW                 CL B            92553P201   8,436      205,600 SH           Sole                   205,600


SK 23147 0001 743409